Stockholders' Equity	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Stockholders' Equity
19. Stockholders’ Equity
Class A Common Stock
As of December 31, 2021, the Company was authorized to issue 300.0 million shares of Class A common stock and 100.0 million shares of preferred stock.
Issued and outstanding stock as of December 31, 2021 consisted of 117.2 million and 114.5 million shares of Class A common stock, respectively. The par value of each share of the class A common stock is $0.0001 per share.
The Company had reserved shares of Class A common stock for issuance in connection with the following:

	December 31,	December 31,
	2021	2020
	(in thousands)
Common stock warrants (exercisable for class A common stock) treated as equity	1,770	12,312
Stock options outstanding	5,022	3,489
Restricted stock units outstanding	10,959	—
Public Warrants (exercisable for class A common stock) treated as liability	15,813	—
Private Placement Warrants (exercisable for class A common stock) treated as liability	8,325	—
Shares available for future grant	140,951	13,787
Total class A common stock reserved	182,840	29,588
The Company has approximately 2.4 million Sponsor Earn-Out Shares that are subject to specific lock-up provisions and potential forfeitures depending upon the post-Merger performance of the Company’s Class A common stock, and therefore, are required to be recorded as derivative liabilities at their fair value and adjusted to fair value at each reporting period. As a result, as of December 31, 2021 and 2020, the Company's consolidated balance sheets included a derivative liability of $4.7 million and $0, respectively. The Company recorded $12.9 million in gain (loss) on derivatives in the Company’s consolidated statements of operations and comprehensive loss for the year ended December 31, 2021 related to the fair value adjustments of these Sponsor Earn-Out Shares. The Sponsor Earn-Out Shares have the following provisions:

Terms
Contractual Life	Seven years from the closing date of the Merger
Release Provision
Exactly half of the Sponsor Earn-Out Shares have a release provision ("Release") at such time that the volume weighted average price ("VWAP") is equal to, or greater than, $15.00 per share for ten of any twenty consecutive trading days. The remaining Sponsor Shares Release at such time that the VWAP is equal to, or greater than, $17.50 per share for the of any twenty consecutive trading days. There is an additional provision for acceleration of the Release upon a defined change in control.

Forfeiture Provision	If, within the seven year period, the Sponsor Earn-Out Shares have not met the Release provisions, the Sponsor Earn-Out Shares will automatically forfeit and be cancelled.